CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net income	¥ 3,985,761	¥ 4,789,755	¥ 5,071,421
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	351,684	102,129	557,539
Remeasurements of defined benefit plans	101,352	(109,598)	46,328
Share of other comprehensive income of equity method investees	22,331	(63,213)	156,118
Total of items that will not be reclassified to profit (loss)	475,366	(70,682)	759,984
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	946,309	(827,848)	1,178,875
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(53,181)	31,158	12,247
Share of other comprehensive income of equity method investees	161,450	121,340	165,996
Total of items that may be reclassified subsequently to profit (loss)	1,054,578	(675,349)	1,357,118
Total other comprehensive income, net of tax	1,529,944	(746,031)	2,117,103
Comprehensive income	5,515,705	4,043,724	7,188,523
Comprehensive income for the period attributable to
Toyota Motor Corporation	5,308,095	4,011,822	6,999,828
Non-controlling interests	207,610	31,903	188,696
Comprehensive income	¥ 5,515,705	¥ 4,043,724	¥ 7,188,523